Goodwill And Other Intangible Assets (Schedule Of Estimated Future Amortization Expense For Core Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 602
2017	545
2018	496
2019	454
2020	416
Thereafter	1,023
Total	$ 3,536	$ 2,797	$ 3,741